Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning period	S/ 121,686	S/ (254,770)	S/ (463,118)
Effect of changes in the discount rates of pension reserves,	(999,430)	750,670	(195,619)
Unrealized gain from available-for-sale investments, net of unrealized loss	117,329		543,768
Transfer to realized gain from available-for-sale investments, net of realized loss			(113,306)
Transfer of impairment loss of available-for-sale investments to consolidated income statements			20,759
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	1,341,797	(471,940)	2,608
Variation for net unrealized gain on cash flow hedges	(74,593)	32,798	(1,477)
Transfer of realized loss on cash flow hedges to consolidated income statements, net of realized gain	23,924	(4,851)	140
Foreign currency translation	(14,507)	26,589	(22,480)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss		41,935
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	(80,080)	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income,	6,779	(13,060)
Ending period	442,905	121,686	(254,770)
Previously stated [member]
Disclosure of classes of share capital [line items]
Variation for net unrealized gain on cash flow hedges			(228,725)
Increase (decrease) due to changes in accounting policy [member]
Disclosure of classes of share capital [line items]
Beginning period		(26,045)
Ending period			(26,045)
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	147,554	105,619
Unrealized gain from available-for-sale investments, net of unrealized loss	117,329
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss		41,935
Ending period	264,883	147,554	105,619
Equity instruments at fair value [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of classes of share capital [line items]
Beginning period		105,619
Ending period			105,619
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	(232,337)	238,348
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	1,341,797	(471,940)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	(80,080)	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income,	6,779	(13,060)
Ending period	1,036,159	(232,337)	238,348
Debt instruments at fair [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of classes of share capital [line items]
Beginning period		238,348
Ending period			238,348
Insurance premiums reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	75,575	(675,095)	(479,476)
Effect of changes in the discount rates of pension reserves,	(999,430)	750,670	(195,619)
Ending period	(923,855)	75,575	(675,095)
Insurance premiums reserves [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Variation for net unrealized gain on cash flow hedges			(675,095)
Available-for-sale investments [Member]
Disclosure of classes of share capital [line items]
Beginning period			(83,817)
Effect of changes in the discount rates of pension reserves,			0
Unrealized gain from available-for-sale investments, net of unrealized loss			543,768
Transfer to realized gain from available-for-sale investments, net of realized loss			(113,306)
Transfer of impairment loss of available-for-sale investments to consolidated income statements			20,759
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain			2,608
Available-for-sale investments [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Variation for net unrealized gain on cash flow hedges			370,012
Available-for-sale investments [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of classes of share capital [line items]
Beginning period		(370,012)
Ending period			(370,012)
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	27,911	(36)	1,301
Variation for net unrealized gain on cash flow hedges	(74,593)	32,798	(1,477)
Transfer of realized loss on cash flow hedges to consolidated income statements, net of realized gain	23,924	(4,851)	140
Ending period	(22,758)	27,911	(36)
Cash flow hedges [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Variation for net unrealized gain on cash flow hedges			(36)
Foreign currency translation [Member]
Disclosure of classes of share capital [line items]
Beginning period	102,983	76,394	98,874
Foreign currency translation	(14,507)	26,589	(22,480)
Ending period	S/ 88,476	S/ 102,983	76,394
Foreign currency translation [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Variation for net unrealized gain on cash flow hedges			S/ 76,394